OTHER EQUITY INSTRUMENTS - Summary of Other Equity Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 1,860	£ 1,956
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500
Interest rate	0.0675
Other equity interest maturity period	2024-06
Other equity instruments	£ 0	496
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500
Interest rate	0.0630
Other equity interest maturity period	2025-03
Other equity instruments	£ 500	500
- £210m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 210
Interest rate	0.0425
Other equity interest maturity period	2026-03
Other equity instruments	£ 210	210
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750
Interest rate	0.0650
Other equity interest maturity period	2027-06
Other equity instruments	£ 750	750
- £400m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 400
Interest rate	0.0875
Other equity interest maturity period	2029-09
Other equity instruments	£ 400	£ 0